Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available For Benefits (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits, per Financial Statements	$ 39,291,841	$ 33,207,231
Voya Stable Value Fund Market Adjustment		(158,027)
Net Assets Available for Benefits, per Form 5500		$ 33,049,204